Balance Sheet Components - Schedule of Deferred Revenue (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred Revenue [Line Items]
Total deferred revenue	$ 8,946	$ 5,961	$ 7,361
Less: current portion of deferred revenue	(8,644)	(5,616)	(7,361)
Noncurrent portion of deferred revenue	302	345	0
Product
Deferred Revenue [Line Items]
Total deferred revenue	7,900	5,050	6,919
Services
Deferred Revenue [Line Items]
Total deferred revenue	$ 1,046	$ 911	$ 442